UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2019 to December 17, 2019

Commission File Number of issuing entity:  333-227784-03

Central Index Key Number of issuing entity:  0001769322

UBS Commercial Mortgage Trust 2019-C16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227784

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4104457
38-4104458
38-7221282
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2019 a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2019-C16.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

During the distribution period from November 19, 2019 to December 17, 2019 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS Commercial Mortgage Trust 2019-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 7, 2019. The CIK number of the Depositor is 0001532799.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 14, 2019. The CIK number of UBS AG is 0001685185.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 6, 2019. The CIK number of Rialto is 0001592182.

Ladder Capital Finance LLC ("LCF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2019. The CIK number of LCF is 0001541468.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 14, 2019. The CIK number of Morgan Stanley is 0001541557.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 30, 2019 under Commission File No. 333-227784-03 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 30, 2019 under Commission File No. 333-227784-03 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2019-C16, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	11/18/2019	$18,750.00
Current Distribution Date	12/17/2019	$147,143.81

REO Account
Prior Distribution Date	11/18/2019	$0.00
Current Distribution Date	12/17/2019	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2019-C16, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	11/18/2019	$6,017.66
Current Distribution Date	12/17/2019	$5,822.03

Interest Reserve Account
Prior Distribution Date	11/18/2019	$0.00
Current Distribution Date	12/17/2019	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	11/18/2019	$0.00
Current Distribution Date	12/17/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2019-C16, relating to the December 17, 2019 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 30, 2019 under Commission File No. 333-227784-03 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 30, 2019 under Commission File No. 333-227784-03 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, Executive Director

Date: December 30, 2019

/s/ David Schell
David Schell, Managing Director

Date: December 30, 2019